NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(372,387)	(204,312)	(277,540)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(2,060,254)	-	-
Net loss attributable to ordinary shareholders	(2,432,641)	(204,312)	(277,540)

Denominator:
Number of ordinary shares outstanding at the beginning of the period	1,410,826,415	56,381,481,399	56,395,662,999
Weighted average number of ordinary shares issued	754,367,970	6,137,059	4,906,843,295
Weighted average number of vested penny options	20,169,250	29,241,834	22,577,368
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	-	327,882,355	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	2,185,363,635	56,744,742,647	62,756,316,162

Net loss per share attributable to ordinary shareholders, basic	(1.11)	(0.00)	(0.00)

Diluted net loss per share
Numerator:
Diluted net loss attributable to ordinary shareholders	(2,432,641)	(204,312)	(277,540)

Denominator:
Weighted average number of ordinary shares outstanding – diluted	2,185,363,635	56,744,742,647	62,756,316,162

Net loss per share attributable to ordinary shareholders, diluted	(1.11)	(0.00)	(0.00)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

20. NET LOSS PER SHARE (CONTINUED)

As the Group incurred losses for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Group. The weighted-average numbers of unissued shares relating to the Performance Awards, senior convertible preferred shares, options granted and forward issued excluded from the calculation of diluted net loss per share of the Group of the respective periods were as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025

Unissued shares relating to the Performance Awards (Note 17)	-	594,838,632	-
Forward contract	-	216,847,736	964,746,183
Senior convertible preferred shares	1,288,858,108	-	-
Outstanding weighted average share options	13,605,459	9,937,549	28,071,729
Total	1,302,463,567	821,623,917	992,817,912